Tax credit and other receivables/Other payables - Summary Of Information About Offset Of Tax losses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	€ 86,657,201	€ 17,750,246	€ 5,438,308
2015
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	46,561	46,561	46,561
2016
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	438,883	438,883	438,883
2017
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	55,736	55,736	55,736
2018
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	1,579,014	1,579,014	1,579,014
2019
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	3,318,114	3,318,114	€ 3,318,114
2020
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	12,311,938	€ 12,311,938
2021
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	€ 68,906,955